S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 04, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	In addition, our officers and directors will receive for their services an indirect interest in the founder shares and will also purchase an indirect interest in the private placement shares, each through their ownership of our sponsor. Anthony Hayes will receive an indirect interest in 22,577 founder shares and an indirect interest in 200,000 private placement shares, Kyle Haug will receive an indirect interest in 22,577 founder shares and 50,000 private placement shares, Steven Scopellite will receive an indirect interest in 22,577 founder shares and 250,000 private placement shares, Stefan Passantino will receive an indirect interest in 22,577 founder shares and 50,000 private placement shares, David Kutcher will receive an indirect interest in 22,577 founder shares and 12,500 private placement shares and Christopher Devall will receive an indirect interest in 22,576 founder shares and 50,000 private placement shares. Kyle Wool, our Chairman, purchased for a nominal price an indirect interest in 2,960,353 founder shares and Eric Trump, a member of our advisory board, purchased for a nominal price an indirect interest in 2,960,353 founder shares, each through membership interests in Series, a member of our sponsor. Eric Newman, the manager of our sponsor and the manager of Series, will receive an indirect interest in 7,500 private placement shares through membership interests in our sponsor.